Note 34 - Dividends	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of dividends [text block]
34	Dividends

	2020	2019	2018

Dividends declared to owners of the Company (excluding NCI)	3,887	2,969	2,908

Quarterly dividend per share history:

Declaration date	cents per share
January 10, 2019	6.875
April 11, 2019	6.875
July 11, 2019	6.875
October 1 0 , 2019	6.875
January 16 , 2020	7.5
May 14, 2020	7.5
July 16 , 2020	8.5
October 15 , 2020	10.0